Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 105,351	€ 168,363	€ 189,049
Financial assets, fair value	105,351	168,363	189,049
Financial liabilities	47,002	56,911	63,160
Financial liabilities, fair value	47,002	56,909	63,160
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	47,002	56,909	63,160
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,286	30,957	40,149
Financial liabilities, fair value	22,286	30,957	40,149
Financial liabilities—non-current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,286	30,957	40,149
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,709	8,936	2,102
Financial liabilities, fair value	8,709	8,936	2,102
Financial liabilities—current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,709	8,936	2,102
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,007	17,018	20,911
Financial liabilities, fair value	16,007	17,018	20,911
Trade payables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,007	17,018	20,911
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	91,051	102,252	136,604
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,300	66,111	52,445
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,281	9,796	35,119
Financial assets, fair value	10,281	9,796	35,119
Non-current financial assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,281	9,796	35,119
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,300	66,111	52,445
Financial assets, fair value	14,300	66,111	52,445
Trade receivables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,300	66,111	52,445
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,374	21,851	17,260
Financial assets, fair value	14,374	21,851	17,260
Short-term investments | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,374	21,851	17,260
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,396	70,605	84,225
Financial assets, fair value	66,396	70,605	84,225
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,396	70,605	84,225
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0